CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S (DEFICIT) EQUITY - USD ($)		Class A Ordinary Shares Common Stock HEALTHCOR CATALIO ACQUISITION CORP	Class B Ordinary Shares Common Stock HEALTHCOR CATALIO ACQUISITION CORP	Additional Paid-in Capital HEALTHCOR CATALIO ACQUISITION CORP	Additional Paid-in Capital	Accumulated Deficit HEALTHCOR CATALIO ACQUISITION CORP	Accumulated Deficit	HEALTHCOR CATALIO ACQUISITION CORP	Total
Balance at the beginning at Dec. 31, 2018					$ 1,546,000		$ (28,627,000)		$ (27,081,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(19,415,000)		(19,415,000)
Balance at the end at Dec. 31, 2019					8,178,000		(48,042,000)		(39,864,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					0		(16,565,000)		(16,565,000)
Balance at the end at Sep. 30, 2020					9,599,000		(64,607,000)		(55,008,000)
Balance at the beginning at Dec. 31, 2019					8,178,000		(48,042,000)		(39,864,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(23,427,000)		(23,427,000)
Balance at the end at Dec. 31, 2020			$ 518	$ 24,482	10,415,000	$ (5,000)	(71,469,000)	$ 20,000	(61,054,000)
Balance at the end (in shares) at Dec. 31, 2020			5,175,000
Balance at the beginning at Nov. 17, 2020			$ 0	0		0		0
Balance at the beginning (in shares) at Nov. 17, 2020			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 614,000 Private Placement Shares, Net	[1]		$ 518	24,482		0		25,000
Sale of 614,000 Private Placement Shares, Net (in shares)	[1]		5,175,000
Net loss			$ 0	0		(5,000)		(5,000)
Balance at the end at Dec. 31, 2020			$ 518	24,482	10,415,000	(5,000)	(71,469,000)	20,000	(61,054,000)
Balance at the end (in shares) at Dec. 31, 2020			5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 614,000 Private Placement Shares, Net		$ 61		6,139,939				6,140,000
Sale of 614,000 Private Placement Shares, Net (in shares)		614,000
Remeasurement adjustment for Class A ordinary shares subject to redemption amount				(6,164,421)		(5,764,487)		(11,928,908)
Net loss			$ 0			(148,766)		(148,766)
Balance at the end at Mar. 31, 2021		$ 61	$ 518			(5,918,253)		(5,917,674)
Balance at the end (in shares) at Mar. 31, 2021		614,000	5,175,000
Balance at the beginning at Dec. 31, 2020			$ 518	$ 24,482	10,415,000	(5,000)	(71,469,000)	20,000	(61,054,000)
Balance at the beginning (in shares) at Dec. 31, 2020			5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					0		(38,766,000)	(2,480,413)	(38,766,000)
Balance at the end at Sep. 30, 2021		$ 61	$ 518		9,173,000	(8,249,900)	(110,235,000)	(8,249,321)	(101,061,000)
Balance at the end (in shares) at Sep. 30, 2021		614,000	5,175,000
Balance at the beginning at Mar. 31, 2021		$ 61	$ 518			(5,918,253)		(5,917,674)
Balance at the beginning (in shares) at Mar. 31, 2021		614,000	5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0				(1,433,894)		(1,433,894)
Balance at the end at Jun. 30, 2021		$ 61	$ 518			(7,352,147)		(7,351,568)
Balance at the end (in shares) at Jun. 30, 2021		614,000	5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(897,753)		(897,753)
Balance at the end at Sep. 30, 2021		$ 61	$ 518		$ 9,173,000	$ (8,249,900)	$ (110,235,000)	$ (8,249,321)	$ (101,061,000)
Balance at the end (in shares) at Sep. 30, 2021		614,000	5,175,000

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.